Income Taxes (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Federal Effective Tax Rate

The table below summarizes the difference between the U.S. statutory federal tax rate and the Company’s effective tax rate for nine months ended September 30, 2023 and 2022:

	Nine months ended September
	2023	2022
	(Unaudited)
U.S. federal income tax rate	21.0%	21.0%
Tax rate difference	4.0%	4.0%
Tax except	-%	-%
Nontaxable items	(11.5)%	-%
GILTI tax	-%	-%
Others	-%	-%
Valuation allowance	(21.0)%	(23.3)%
Effective tax rate	(7.5)%	1.7%

The table below summarizes the difference between the U.S. statutory federal tax rate and the Company’s effective tax rate for the years ended December 31, 2022 and 2021:

	Years Ended December 31,
	2022	2021

U.S. federal income tax rate	21.0%	21.0%
Tax rate difference	4.0%	4.0%
Nontaxable items	-%	-%
GILTI tax	-%	-%
Others	(30.0)%	-%
Valuation allowance	6.6%	(25.0)%
Effective tax rate	1.4%	(0.0)%